Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets
Goodwill and Intangible Assets

12.Goodwill and Intangible Assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2022	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2
Additions	152.0	—	25.9	(0.3)	267.6	445.2
Disposals(2)	(81.9)	—	(31.6)	(8.5)	(3.2)	(125.2)
Amortization	—	—	(91.7)	—	(134.9)	(226.6)
Impairments(3)	(137.0)	—	—	—	(0.9)	(137.9)
Foreign exchange effect and other	(90.4)	—	(9.6)	(60.2)	(34.5)	(194.7)
Balance - December 31, 2022	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0

Gross carrying amount	3,161.8	503.2	1,279.0	1,060.1	1,594.2	7,598.3
Accumulated amortization	—	—	(631.6)	—	(988.3)	(1,619.9)
Accumulated impairment and other	(234.3)	—	6.5	(41.8)	(19.8)	(289.4)
	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2021	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1
Additions	60.7	—	17.8	27.9	264.3	370.7
Disposals(2)	(28.9)	—	(25.1)	(64.0)	(7.5)	(125.5)
Amortization	—	—	(96.6)	—	(342.8)	(439.4)
Impairments(3)	(52.1)	—	—	(33.1)	(0.1)	(85.3)
Foreign exchange effect and other	(21.2)	—	(2.7)	3.2	(0.7)	(21.4)
Balance - December 31, 2021	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2

Gross carrying amount	3,214.1	503.2	1,338.5	1,139.2	1,427.0	7,622.0
Accumulated amortization	—	—	(577.4)	—	(915.4)	(1,492.8)
Accumulated impairment	(129.3)	—	(0.2)	(51.9)	(19.6)	(201.0)
	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2
(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2022 of $1,613.6 (December 31, 2021 - $1,686.2).
(2)	During 2022 the company sold its interests in the Crum & Forster Pet Insurance Group and Pethealth. During 2021 the company sold the operations of Toys “R” Us Canada and Fairfax India sold its 48.8% equity interest in Privi. See note 23.
(3)	Non-cash impairment charges recorded in operating expenses and in other expenses in the consolidated statement of earnings by the insurance and reinsurance companies and Non-insurance companies reporting segment, respectively. During 2022 the company recognized non-cash goodwill impairment charges of $133.4 on Farmers Edge.

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2022			December 31, 2021
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	519.8	1,459.8	940.0	565.8	1,505.8
Brit	214.6	565.5	780.1	215.6	580.5	796.1
Zenith National	317.6	77.7	395.3	317.6	84.4	402.0
Northbridge	81.6	133.5	215.1	94.9	121.3	216.2
Crum & Forster	132.6	57.8	190.4	189.1	91.0	280.1
Odyssey Group	119.7	50.8	170.5	119.7	54.9	174.6
All other(1)	85.1	108.3	193.4	95.9	116.3	212.2
	1,891.2	1,513.4	3,404.6	1,972.8	1,614.2	3,587.0
Non-insurance companies
Recipe	298.9	902.2	1,201.1	321.2	980.5	1,301.7
Boat Rocker	86.4	184.8	271.2	89.1	90.2	179.3
AGT	147.6	49.6	197.2	154.4	34.9	189.3
Thomas Cook India	127.7	48.4	176.1	142.1	54.5	196.6
Farmers Edge	63.3	11.4	74.7	208.3	16.0	224.3
All other(2)	312.4	51.7	364.1	196.9	53.1	250.0
	1,036.3	1,248.1	2,284.4	1,112.0	1,229.2	2,341.2
	2,927.5	2,761.5	5,689.0	3,084.8	2,843.4	5,928.2
(1)	Comprised primarily of balances related to AMAG Insurance, Eurolife and Pacific Insurance.
(2)	Comprised primarily of balances related to Dexterra Group, Fairfax India’s subsidiaries (principally from the 2022 acquisitions of Maxop and Jaynix), Grivalia Hospitality (consolidated on July 5, 2022) and Sterling Resorts, and in 2021 included Pethealth (deconsolidated on October 31, 2022).

Impairment tests for goodwill and indefinite-lived intangible assets were completed during 2022 and it was concluded that no significant impairments had occurred, other than non-cash goodwill impairment charges on Farmers Edge of $133.4 which were recognized in 2022. When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of (i) fair value less costs of disposal, determined using market prices inclusive of a control premium or discounted cash flow models, and (ii) value-in-use, determined using discounted cash flow models.

In preparing discounted cash flow models, cash flow projections typically covering a five year period were derived from financial budgets approved by management. Cash flows beyond the projected periods were extrapolated using estimated growth rates which do not exceed the long term average historic growth rate for the business in which each CGU operates. A number of other assumptions and estimates including premiums, investment returns, revenues, expenses, royalty rates and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future premiums or revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU’s management and by Fairfax management. The cash flow forecasts were adjusted by applying appropriate discount rates within a range of 9.3% to 13.7% for insurance and reinsurance subsidiaries, and 10.5% to 16.9% for non-insurance subsidiaries. A long term investment return of 5.0% was applied to the investment portfolios of insurance and reinsurance subsidiaries. The long term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 3.0% to 3.7%.